UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
EQUITY VALUE FUND
SEMI-ANNUAL REPORT TO SHAREHOLDERS
as of April 30, 2011
This information must be preceded or accompanied
by a current prospectus for the Fund described.
Investors should read the prospectus carefully
before investing.

HGK Equity Value Fund April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
TABLE OF CONTENTS

Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Disclosure of Fund Expenses	12
The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at htttp://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-877-DIAL-HGK; and (ii) on the Commission’s website at http://www.sec.gov.

Sector Weightings† April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)

†	Percentages are based on total investments.
Schedule of Investments

		Value
HGK EQUITY VALUE FUND	Shares	(000)

Common Stock (95.3%)
Aerospace & Defense (4.3%)
General Dynamics	1,600	$117
United Technologies	1,300	116

		233

Agricultural Operations (1.5%)
Archer-Daniels-Midland	2,100	78

Apparel Manufacturers (2.2%)
VF	1,200	120

Banks (8.9%)
Bank of America	7,350	90
Fifth Third Bancorp	6,200	82
JPMorgan Chase	2,900	133
State Street	2,150	100
Wells Fargo	2,750	80

		485

Chemicals (1.6%)
PPG Industries	900	85

Computers & Services (1.6%)
Hewlett-Packard	2,200	89

Electrical Services (6.2%)
American Electric Power	3,100	113
Entergy	1,550	108
PPL	4,200	115

		336

Entertainment (2.2%)
Comcast, Cl A	4,600	121
Time Warner Cable, Cl A	1	—

		121

Financial Services (4.0%)
Capital One Financial	2,150	118
Goldman Sachs Group	650	98

		216

Food & Staples Retailing (1.2%)
Sysco	2,300	66

Food, Beverage & Tobacco (2.3%)
PepsiCo	1,800	124

Household Products (2.1%)
Kimberly-Clark	1,750	116

Industrials (1.8%)
General Electric	5,000	102

Insurance (6.8%)
Allstate	3,550	120
MetLife	2,600	122
Travelers	2,000	126

		368

Machinery (2.7%)
Danaher	2,650	147

Medical Products & Services (8.7%)
Johnson & Johnson	1,850	122
McKesson	1,250	104
St. Jude Medical	2,200	118
UnitedHealth Group	2,650	130

		474

Metals (1.4%)
Freeport-McMoRan
Copper & Gold	1,400	77

Oil Field Services (2.0%)
Diamond Offshore Drilling	1,450	110

Petroleum & Fuel Products (2.0%)
Apache	800	107

Petroleum Refining (9.7%)
Chevron	1,050	115
ConocoPhillips	1,400	110
Exxon Mobil	700	62
Marathon Oil	2,200	119
Murphy Oil	1,600	124

		530

Pharmaceuticals (6.5%)
Eli Lilly	2,600	96
Merck	3,300	119
Pfizer	6,500	136

		351

Retail (5.1%)
Best Buy	2,200	69
CVS Caremark	3,150	114
Kohl’s	1,750	92

		275

Semi-Conductors/Instruments (1.1%)
Marvell Technology Group*	4,050	62

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (concluded) April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)

		Value
HGK EQUITY VALUE FUND	Shares	(000)

Software (3.8%)
Microsoft	3,500	$91
Oracle	3,150	114

		205

Telephones & Telecommunications (5.6%)
AT&T	3,650	114
Cisco Systems	4,300	75
Verizon Communications	3,100	117

		306

Total Common Stock (Cost $4,712)		5,183

Short Term Investment (5.0%)
AIM Liquid Assets Institutional Money Market Fund, 0.140% (A)	273,000	273

Total Short Term Investment (Cost $273)		273

Total Investments 100.3% (Cost $4,985)		$5,456

Percentages are based on Net Assets of $5,439 (000).

*	Non-income producing security.

Cl	Class

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)

HGK
Equity Value
Fund

Assets:
Investments at Value (Cost $4,985)	$5,456
Cash	1
Receivable due from Investment Adviser	33
Dividend and Interest Receivable	10
Prepaid Expenses	15

Total Assets	5,515

Liabilities:
Payable for Capital Shares Redeemed	11
Payable due to Administrator	10
Payable due to Investment Adviser	6
Payable for Investment Securities Purchased	6
Chief Compliance Officer Fees Payable	4
Payable due to Trustees	2
Payable due to Distributor	1
Income Distribution Payable	1
Other Accrued Expenses	35

Total Liabilities	76

Net Assets	$5,439

Net Assets Consist of:
Paid-in Capital	$6,449
Accumulated Net Realized Loss on Investments	(1,481)
Net Unrealized Appreciation on Investments	471

Net Assets	$5,439

Investor Class Shares:
Outstanding Shares of Beneficial Interest(1) (unlimited authorization — no par value)	582,941

Net Asset Value	$9.33

(1)	Shares have not been rounded
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six-month period ended April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)

HGK
Equity Value
Fund

Investment Income:
Dividend Income	$104

Total Investment Income	104

Expenses:
Administration Fees	62
Investment Advisory Fees	39
Distribution Fees	11
Chief Compliance Officer Fees	5
Transfer Agent Fees	35
Professional Fees	31
Registration and Filing Fees	11
Printing Fees	10
Trustees’ Fees	4
Custodian Fees	1
Insurance and Other Fees	8

Total Expenses	217
Less:
Investment Advisory Fees Waived (Note 5)	(39)
Reimbursement from Investment Adviser (Note 5)	(136)
Fees Paid Indirectly (Note 4)	—

Net Expenses	42

Net Investment Income	62

Net Realized Gain on Investments	506
Net Change in Unrealized Appreciation on Investments	599

Net Realized and Unrealized Gain on Investments	1,105

Net Increase in Net Assets Resulting from Operations	$1,167

Amounts designated as “—” have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)	The Advisors’ Inner Circle Fund
For the six-month period ended April 30, 2011 (Unaudited)

For the year ended October 31, 2010

	HGK
	Equity Value
	Fund
	11/01/10	11/10/09
	to 4/30/11	to 10/31/10

Operations:
Net Investment Income	$62	$107
Net Realized Gain (Loss) on Investments	506	(347)
Net Change in Unrealized Appreciation on Investments	599	983

Net Increase in Net Assets Resulting from Operations	1,167	743

Dividends and Distributions:
Net Investment Income	(62)	(107)

Total Dividends and Distributions	(62)	(107)

Capital Share Transactions:
Issued	1,567	1,391
Reinvestment of Distributions	55	92
Redeemed	(5,801)	(2,396)

Net Decrease in Net Assets from Capital Share Transactions	(4,179)	(913)

Total Decrease in Net Assets	(3,074)	(277)

Net Assets:
Beginning of Period	8,513	8,790

End of Period	$5,439	$8,513

Undistributed Net Investment Income	$—	$—

Share Transactions:
Issued	189	177
Reinvestment of Distributions	6	12
Redeemed	(661)	(305)

Net Decrease in Shares Outstanding from Share Transactions	(466)	(116)

Amounts designated as “—” have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights	The Advisors’ Inner Circle Fund
For a share outstanding throughout each period
For the six-month period ended April 30, 2011 (Unaudited) and the years ended October 31,

												Ratio of Expenses
			Net									to Average	Ratio
	Net		Realized and					Net		Net		Net Assets	of Net
	Asset		Unrealized		Dividends	Distributions		Asset		Assets	Ratio	(Excluding Waivers,	Investment
	Value,	Net	Gains		from Net	from	Total	Value,		End of	of Expenses	Reimbursements	Income	Portfolio
	Beginning	Investment	(Losses) on	Total from	Investment	Realized	Dividends and	End of	Total	Period	to Average	and Fees Paid	to Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Gain	Distributions	Period	Return†	(000)	Net Assets	Indirectly)	Net Assets	Rate
HGK Equity Value Fund — Investor Class Shares@
2011*	$8.12	$0.07	$1.21	$1.28	$(0.07)	$—	$(0.07)	$9.33	15.76%	$5,439	0.98%	5.06%	1.45%	16%
2010	7.55	0.10	0.57	0.67	(0.10)	—	(0.10)	8.12	8.90	8,513	1.15	4.79	1.24	42
2009	7.11	0.09	0.66	0.75	(0.09)	(0.22)	(0.31)	7.55	11.46	8,790	1.50	5.28	1.36	40
2008	13.02	0.11	(4.22)	(4.11)	(0.11)	(1.69)	(1.80)	7.11	(36.28)	8,409	1.51 (2)	3.40	1.08	45
2007	12.03	0.08	1.65	1.73	(0.08)	(0.66)	(0.74)	13.02	14.88	17,794	1.51 (2)	3.01	0.63	66
2006	10.77	0.10	1.91	2.01	(0.10)	(0.65)	(0.75)	12.03	19.63	15,215	1.51 (2)	3.43	0.89	60

@	Formerly Class A Shares

*	For the six month period ended April 30, 2010. All ratios for the period have been annualized.

†	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)	Per share data calculated using average shares method.

(2)	The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the HGK Equity Value Fund (the “Fund”). The investment objective of the Fund is long-term appreciation. The Fund, a diversified fund, invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no securities valued in accordance with the Fair Value Procedures.
In accordance with GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements (continued) April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of April 30, 2011, all of the Fund’s investments are Level 1. For details of the investment classifications, reference the Schedule of Investments.
During the six months ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities and there have been no significant transfers between Level 2 and Level 3 assets and liabilities. For the six months ended April 30, 2011, there were no Level 3 securities. For the six months ended April 30, 2011, there have been no significant changes to the Fund’s fair value methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

Notes to Financial Statements (continued) April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Transfer Agent and Custodian Agreements:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund’s average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional class.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.
During the six months ended April 30, 2011, the Fund earned cash management credits of $44 which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
5. Investment Advisory Agreements:
The Trust and HGK Asset Management, Inc. (the “Adviser”) are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 0.98% of the Fund’s average daily net assets.
Prior to March 1, 2010, the Adviser had contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund’s average daily net assets.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2011, were as follows (000):

Sales	$5,400
Purchases	1,320
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital as appropriate in the period that the differences arise.
The tax character of dividends and distributions paid during the years ended October 31, were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$107	$—	$107
2009	$107	$259	$366

Notes to Financial Statements (concluded) April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
As of October 31, 2010, the components of distributable earnings (accumulated loss) on a tax basis were as follows (000):

Undistributed Ordinary Income	$7
Capital Loss Carryforwards	(1,895)
Unrealized Depreciation	(219)
Other Temporary Differences	(8)

Total Distributable Earnings	$(2,115)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, there were $365 (000) of capital loss carryforwards, which expire October, 2018 and $1,530 (000) of capital loss carryforwards, which expire October, 2017.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
At April 30, 2011, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2011, were as follows (000):

Federal Tax Cost	$5,014

Aggregate gross unrealized appreciation	$790
Aggregate gross unrealized depreciation	(348)

Net unrealized appreciation	$442

8. Other:
At April 30, 2011, 23% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several various shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
9. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.
On April 11, 2011 the Board of Trustees voted to close the HGK Equity Value Fund. The Fund was liquidated on May 18, 2011 and the assets of the Fund were distributed to the shareholders.

Disclosure of Fund Expenses April 30, 2011	The Advisors’ Inner Circle Fund (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period*

HGK Equity Value Fund

Actual Fund Return	$1,000.00	$1,157.60	0.98%	$5.24
Hypothetical 5% Return	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NOTES

Trust:
The Advisors’ Inner Circle Fund
Fund:
HGK Equity Value Fund
Adviser:
HGK Asset Management, Inc.
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Funds Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
For information call: 1-877-DIAL-HGK

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson . Philip T. Masterson, President

Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson . Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson . Michael Lawson, Treasurer, Controller & CFO

Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.